Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Income Taxes [Line Items]
Weighted average of statutory tax rates	29.00%	33.00%	37.00%
Income tax recoverable	$ 1,293	$ 1,328
Deferred tax asset	$ 16,311	10,524
Planning horizon	10 years
Deferred tax assets dependent on future taxable profits	$ 12,759	8,773
Unrecognised taxable temporary differences associated with undistributed retained earnings of investments in subsidiaries, joint ventures and associates	6,705	6,356
Unrecognised deductible temporary differences, unused tax losses and credits carried forward	42,836	33,068
Unrecognised deductible temporary differences, unused tax losses and credits carried forward that are subject to time limits for utilisation of five years or later or are not time limited	31,873	24,295
Oil Products
Disclosure Of Income Taxes [Line Items]
Deferred tax asset	$ 778	$ 1,194
Planning Horizon, additional period	10 years
Australia
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised				$ 39,402	$ 36,905